UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Schedule of capitalised costs incurred in oil and gas production, exploration, and development activities
	Year ended December 31,
(in thousands)	2017	2016	2015
Property acquisition costs
Proved	$4,335	$23,873	$13,170
Unproved	1,244	2,815	15,495
Exploration costs	2,949	1,650	10,353
Development costs (1)	115,120	61,131	76,831
	$123,648	$89,469	$115,849
(1)

2016 and 2015 development costs include $5.0 million and $16.6 million of costs associated with non-producing wells in progress as at December 31, 2016 and 2015, respectively. These wells in progress were either drilling, waiting on hydraulic fracturing or production testing at year-end.  There were no wells in progress at December 31, 2017.

Schedule of estimated reserve data

		Natural		Total Oil
	Oil	Gas	NGL	Equivalents
	(MBbl)	(MMcf)	(MBbl)	(MBoe)
Total proved reserves:
31 December 2014	17,026	28,733	4,166	25,981
Revisions of previous estimates	(3,491)	(8,152)	(1,218)	(6,068)
Extensions and discoveries	1,950	4,122	699	3,336
Purchases of reserves in-place	3,896	4,454	238	4,876
Production	(1,829)	(2,581)	(393)	(2,652)
Sales of reserves in-place	—	—	—	—
31 December 2015	17,552	26,576	3,492	25,473
Revisions of previous estimates	(1,397)	536	(833)	(2,141)
Extensions and discoveries	4,242	10,240	1,551	7,500
Purchases of reserves in-place	1,432	3,121	1,216	3,168
Production	(1,412)	(2,941)	(332)	(2,234)
Sales of reserves in-place	(1,976)	(1,802)	—	(2,276)
31 December 2016	18,441	35,730	5,094	29,490
Revisions of previous estimates	(1,778)	(2,091)	154	(1,972)
Extensions and discoveries	6,658	17,255	2,852	12,386
Purchases of reserves in-place	6,892	14,935	1,897	11,278
Production	(1,800)	(3,621)	(324)	(2,727)
Sales of reserves in-place	(426)	(2,799)	(483)	(1,376)
31 December 2017	27,987	59,409	9,190	47,079
Proved developed reserves:
31 December 2015	6,379	13,205	1,998	10,578
31 December 2016	7,440	16,704	2,269	12,493
31 December 2017	8,987	21,078	3,244	15,744
Proved undeveloped reserves
31 December 2015	11,173	13,371	1,494	14,895
31 December 2016	11,001	19,026	2,825	16,997
31 December 2017	19,000	38,331	5,946	31,335

Summary of Standardized Measure

	Year ended 31 December
(in thousands)	2017	2016	2015
Cash inflows	$1,866,923	$892,576	$936,041
Production costs	(667,438)	(307,907)	(246,277)
Development costs	(516,243)	(274,384)	(308,253)
Income tax expense	(35,933)	—	(1,602)
Net cash flow	647,309	310,285	379,909
10% annual discount rate	(280,562)	(151,146)	(198,142)
Standardized measure of discounted future net cash flow	$366,747	$159,139	$181,767

Summary of principal sources of change in the Standardized Measure

	Year ended 31 December
(in thousands)	2017	2016	2015
Standardized Measure, beginning of period	$159,139	$181,767	$435,506
Sales, net of production costs	(75,370)	(49,496)	(67,693)
Net change in sales prices, net of production costs	7,899	(62,670)	(369,770)
Extensions and discoveries, net of future production and development costs	94,151	3,603	11,609
Changes in future development costs	17,128	5,331	28,092
Previously estimated development costs incurred during the period	51,414	45,012	31,007
Revision of quantity estimates	(20,598)	9,762	(91,440)
Accretion of discount	15,914	18,217	53,173
Change in income taxes	(14,492)	402	95,827
Purchases of reserves in-place	88,280	17,004	442
Sales of reserves in-place	(7,544)	845	—
Change in production rates and other	50,826	(10,638)	55,014
Standardized Measure, end of period	$366,747	$159,139	$181,767

The 2017 change in production rates and other is primarily related to the Company accelerating the recoveries of reserves.

Schedule of average prices used in determining the Standardized Measure

	Year ended 31 December
	2017	2016	2015
Oil price per Bbl	$52.60	$42.02	$48.47
Gas price per Mcf	$3.17	$1.22	$1.27
NGL price per Bbl	$22.47	$14.55	$14.80